Income taxes - Recognized in OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income taxes
Change in market value of available-for-sale investments	$ 47.1	$ 46.0
Cumulative translation adjustment	77.2	21.3
Other comprehensive loss	124.3	67.3
Unrealized change in market value of available-for-sale, tax expense	(6.3)	(3.7)
Other comprehensive loss	(6.3)	(3.7)
Deferred tax	(6.3)	(3.7)
Change in market value of available-for-sale investments	40.8	42.3
Cumulative translation adjustment	77.2	21.3
Other comprehensive loss	$ 118.0	$ 63.6